Basis of Presentation and General Information - Additional Information (Details)	Dec. 31, 2015
Property Plant And Equipment
Number of vessels	34
Suezmax Crude Oil Tankers
Property Plant And Equipment
Number of vessels	4
Medium Range Tankers
Property Plant And Equipment
Number of vessels	20
Post Panamax Container Carrier Vessels
Property Plant And Equipment
Number of vessels	9
Capesize Bulk Carrier
Property Plant And Equipment
Number of vessels	1